Cover Page	Aug. 05, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 05, 2025
Entity Registrant Name	Esperion Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35986
Entity Tax Identification Number	26-1870780
Entity Address, Address Line One	3891 Ranchero Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48108
City Area Code	734
Local Phone Number	887-3903
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ESPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001434868
Amendment Description	Explanatory NoteEsperion Therapeutics, Inc. (the “Company”) is filing this Current Report on Form 8-K/A (this “Amendment No. 1”) to amend the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on August 5, 2025 (the “Original Form 8-K”) under Items 2.02 and 9.01, which announced its financial results for the three and six months ended June 30, 2025, as presented in a press release dated August 5, 2025, furnished as Exhibit 99.1 thereto (the “Earnings Release”). This Amendment No. 1 is being filed to correct certain disclosures in the Earnings Release contained in the tables entitled “Balance Sheet Data” for the period ended June 30, 2025 and “Statement of Operations” for the three and six months ended June 30, 2025, as well as the corresponding figures included in the narrative sections in the Earnings Release for the net income (loss) and net income (loss) per share for the three and six months ended June 30, 2025, and income from operations for the three months ended June 30, 2025, and to correct corresponding references made during the Company’s second quarter 2025 earnings call held on August 5, 2025. Other than the corrections discussed in this Amendment No. 1, as described in Item 2.02 herein, all other information disclosed in the Original Form 8-K, Earnings Release, and earnings call remains unchanged. A corrected version of the Earnings Release is furnished herewith as Exhibit 99.1.